Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

July 31, 2021

AEA-QTLY-0921
1.804857.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 1.1%
Afterpay Ltd. (a)	191,063	$13,552,852
Blue Sky Alternative Investments Ltd. (a)(b)	347,682	3

TOTAL AUSTRALIA		13,552,855

Bermuda - 0.7%
Alibaba Health Information Technology Ltd. (a)	3,692,000	5,739,094
Huanxi Media Group Ltd. (a)	15,720,000	3,641,160

TOTAL BERMUDA		9,380,254

Cayman Islands - 31.6%
Akeso, Inc. (a)(c)	1,038,000	6,885,583
Alchip Technologies Ltd.	205,000	4,668,992
Alibaba Group Holding Ltd. (a)	2,113,893	51,627,091
Alibaba Group Holding Ltd. sponsored ADR (a)	299,900	58,537,481
Archosaur Games, Inc. (c)	2,980,000	3,754,168
Bairong, Inc. (a)(c)	1,327,398	2,200,046
BC Technology Group Ltd. (a)	2,221,000	4,355,602
Bilibili, Inc. ADR (a)(d)	625,804	53,556,306
Boqii Holding Ltd. ADR (a)(d)	494,191	1,398,561
Brii Biosciences Ltd.	53,500	172,111
Frontage Holdings Corp. (a)(c)	8,268,000	6,436,808
Innovent Biologics, Inc. (a)(c)	572,000	5,833,242
iQIYI, Inc. ADR (a)(d)	590,000	6,584,400
Jacobio Pharmaceuticals Group Co. Ltd. (c)	747,000	1,785,998
Kangji Medical Holdings Ltd. (d)	964,500	1,412,405
Kanzhun Ltd. ADR	100,700	3,469,115
KE Holdings, Inc. ADR (a)	209,600	4,609,104
Keymed Biosciences, Inc.	14,000	111,965
Kindstar Globalgene Technology, Inc. (a)	119,000	122,658
Kuaishou Technology Class B (c)	178,816	2,533,427
Medlive Technology Co. Ltd.	832,254	3,282,472
Medlive Technology Co. Ltd.	106,500	378,040
Meituan Class B (a)(c)	1,449,000	40,095,897
Microport Cardioflow Medtech Corp. (c)	2,408,000	3,774,144
Ming Yuan Cloud Group Holdings Ltd.	1,235,000	4,608,713
New Horizon Health Ltd. (c)	670,000	6,138,602
Pinduoduo, Inc. ADR (a)	329,200	30,158,012
Pop Mart International Group Ltd. (c)	1,021,648	7,480,459
RLX Technology, Inc. ADR (d)	469,300	2,046,148
Sea Ltd. ADR (a)	64,652	17,854,296
TAL Education Group ADR (a)	123,300	748,431
Tencent Holdings Ltd.	479,335	28,907,806
Wuxi Biologics (Cayman), Inc. (a)(c)	1,092,000	16,679,489
Yatsen Holding Ltd. ADR (d)	1,057,776	7,129,410
Zai Lab Ltd. (a)	8,500	1,193,451
Zai Lab Ltd. ADR (a)	77,262	11,172,858
Zhaoke Ophthalmology Ltd. (a)(c)	303,532	312,471

TOTAL CAYMAN ISLANDS		402,015,762

China - 14.3%
Anhui Korrun Co. Ltd. (A Shares)	921,206	2,370,932
Beijing Enlight Media Co. Ltd. (A Shares)	8,543,438	11,754,508
Beijing Shiji Information Technology Co. Ltd. (A Shares)	3,186,674	9,962,286
Beijing Sinohytec Co. Ltd. (A Shares)	206,700	8,612,593
DBAPPSecurity Ltd. (A Shares)	4,326	223,757
Great Wall Motor Co. Ltd. (H Shares)	544,500	2,616,997
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares) (a)	833,869	4,676,878
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	387,108	9,441,878
Joinn Laboratories China Co. Ltd.:
(A Series)	330,515	9,708,618
(H Shares) (c)	14,000	234,200
Leader Harmonious Drive Systems Co. Ltd. (A Shares)	328,889	6,748,347
LONGi Green Energy Technology Co. Ltd.	702,520	9,341,637
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	519,767	7,111,809
Pharmaron Beijing Co. Ltd. (A Shares)	518,199	15,876,909
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	726,500	5,051,752
Shenzhen Inovance Technology Co. Ltd. (A Shares)	929,826	11,204,335
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	88,606	5,352,878
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	158,500	3,995,953
Sungrow Power Supply Co. Ltd. (A Shares)	571,700	14,846,708
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	1,386,500	8,751,321
Weihai Guangwei Composites Co. Ltd. (A Shares)	558,328	5,894,828
WuXi AppTec Co. Ltd. (H Shares) (c)	695,520	15,376,146
Zhejiang Huace Film & Television Co. Ltd. (A Shares)	14,505,800	12,751,464

TOTAL CHINA		181,906,734

Germany - 1.9%
Delivery Hero AG (a)(c)	114,800	17,186,105
Shop Apotheke Europe NV (a)(c)	46,099	6,917,645

TOTAL GERMANY		24,103,750

Hong Kong - 0.9%
Antengene Corp. (c)	2,194,888	4,038,900
Hong Kong Exchanges and Clearing Ltd.	106,900	6,822,980

TOTAL HONG KONG		10,861,880

India - 13.3%
Amber Enterprises India Ltd. (a)	63,100	2,539,244
Asian Paints Ltd.	102,320	4,071,756
Aster DM Healthcare Ltd. (a)(c)	516,499	1,135,216
Bajaj Finance Ltd.	3	251
Computer Age Management Services Private Ltd.	430,542	19,347,128
Dixon Technologies India Ltd. (a)	131,000	7,585,096
HDFC Asset Management Co. Ltd. (c)	350,160	13,443,128
HDFC Bank Ltd.	674,787	12,998,223
HDFC Bank Ltd. sponsored ADR (a)	32,100	2,265,297
HDFC Standard Life Insurance Co. Ltd. (c)	1,434,500	12,813,221
Indian Energy Exchange Ltd. (c)	666,000	3,861,077
Kotak Mahindra Bank Ltd. (a)	200,395	4,460,560
Page Industries Ltd.	10,003	4,238,642
Reliance Industries Ltd.	44,766	849,243
Reliance Industries Ltd.	2,613,096	71,538,659
Voltas Ltd.	519,970	7,408,210
Zomato Ltd. (a)	151,220	271,549

TOTAL INDIA		168,826,500

Indonesia - 0.2%
PT Bank Central Asia Tbk	1,270,723	2,622,720
Japan - 7.5%
BASE, Inc. (a)(d)	954,000	9,913,495
Demae-Can Co. Ltd. (a)(d)	246,400	2,915,338
Freee KK (a)	159,400	13,658,083
Hennge K.K. (a)	314,900	9,314,530
Lifenet Insurance Co. (a)	514,400	5,298,501
Money Forward, Inc. (a)	421,300	25,922,018
Rakus Co. Ltd.	449,000	12,605,806
Uzabase, Inc. (a)	293,700	6,146,805
Z Holdings Corp.	1,836,100	9,190,017

TOTAL JAPAN		94,964,593

Korea (South) - 6.3%
ASTORY Co. Ltd. (a)	125,481	3,532,269
Kakao Corp.	57,450	7,326,026
Samsung Electronics Co. Ltd.	837,776	57,050,397
SK Hynix, Inc.	52,424	5,116,156
Studio Dragon Corp. (a)	86,900	6,950,432

TOTAL KOREA (SOUTH)		79,975,280

Mauritius - 1.5%
MakeMyTrip Ltd. (a)(d)	651,736	18,548,407
Netherlands - 1.6%
ASML Holding NV (Netherlands)	9,845	7,525,367
NXP Semiconductors NV	26,200	5,407,418
Yandex NV Series A (a)	113,602	7,716,984

TOTAL NETHERLANDS		20,649,769

Poland - 0.6%
CD Projekt RED SA (d)	172,075	8,286,222
Switzerland - 0.6%
Dufry AG (a)	136,670	7,230,907
Taiwan - 11.0%
eMemory Technology, Inc.	231,000	10,875,437
Taiwan Semiconductor Manufacturing Co. Ltd.	4,843,393	101,322,318
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	237,300	27,678,672

TOTAL TAIWAN		139,876,427

United Kingdom - 0.1%
Deliveroo PLC Class A (a)(c)(d)	206,600	947,674
United States of America - 5.2%
AiHuiShou International Co. Ltd. ADR	124,100	1,365,100
ANSYS, Inc. (a)	22,900	8,437,734
Array Technologies, Inc.	178,500	2,416,890
Aspen Technology, Inc. (a)	54,400	7,956,544
Lam Research Corp.	10,483	6,681,969
Li Auto, Inc. ADR (a)	129,000	4,307,310
New Frontier Health Corp. (a)(d)	242,700	2,536,215
NVIDIA Corp.	80,400	15,677,196
ON Semiconductor Corp. (a)	231,900	9,058,014
PTC, Inc. (a)	43,420	5,881,239
Smart Share Global Ltd. ADR (a)(d)	387,300	1,646,025
Space Exploration Technologies Corp. Class A (a)(b)(e)	600	251,994

TOTAL UNITED STATES OF AMERICA		66,216,230

Vietnam - 0.1%
Vietnam Dairy Products Corp.	428,640	1,607,750
TOTAL COMMON STOCKS
(Cost $1,045,983,478)		1,251,573,714

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (b)(e)	11,980	1,391,956
dMed Biopharmaceutical Co. Ltd. Series C (b)(e)	65,318	903,348
		2,295,304
Nonconvertible Preferred Stocks - 0.8%
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	164,440	10,284,989
TOTAL PREFERRED STOCKS
(Cost $8,028,384)		12,580,293

Money Market Funds - 6.2%
Fidelity Cash Central Fund 0.06% (f)	274	274
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	78,501,014	78,508,864
TOTAL MONEY MARKET FUNDS
(Cost $78,509,138)		78,509,138
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $1,132,521,000)		1,342,663,145
NET OTHER ASSETS (LIABILITIES) - (5.7)%		(72,377,394)
NET ASSETS - 100%		$1,270,285,751

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,614,967 or 14.8% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,547,298 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,312,699
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$927,721
Space Exploration Technologies Corp. Class A	2/16/21	$251,994

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,532
Fidelity Securities Lending Cash Central Fund	734,584
Total	$750,116

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$20,950,560	$540,045,802	$560,996,377	$289	$--	$274	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	45,977,284	580,253,551	547,721,971	--	--	78,508,864	0.2%
Total	$66,927,844	$1,120,299,353	$1,108,718,348	$289	$--	$78,509,138

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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